Derivative Instruments and Hedging Activities - Terms of Interest Rate Swaps Underlying Swaption (Details) - Interest rate swaption agreements - USD ($)	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2026	Jan. 31, 2018
Forecast
Derivative [Line Items]
Principal Amount		$ 82,500,000	$ 160,000,000
LIBOR | Call option
Derivative [Line Items]
Principal Amount	$ 160,000,000
Remaining Term (Years)	8 years
Fixed Interest Rate (%)	3.10%
LIBOR | Put option
Derivative [Line Items]
Principal Amount	$ 160,000,000
Fair Value/ Carrying Amount of Asset (Liability)	$ (2,000)
Remaining Term (Years)	8 years
Fixed Interest Rate (%)	2.00%